Provisions (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
As of beginning	$ 173,000,000	$ 172,000,000
Inflation adjustment	(66,000,000)	(65,000,000)
Increases	71,000,000	135,000,000
Recovery	(4,000,000)	(56,000,000)
Used during the year	(9,000,000)	(13,000,000)
As of end	165,000,000	173,000,000
Non-current	81,000,000	108,000,000
Current	84,000,000	65,000,000
Total	165,000,000	$ 173,000,000
Labor,Legal And Other Claims [Member]
Statement [Line Items]
Inflation adjustment	(66,000,000)
Increases	71,000,000
Recovery	(4,000,000)
Used during the year	(9,000,000)
As of end	$ 165,000,000